Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 120,300	$ 506,219
Accounts receivable, net	587,932	545,662
Inventory, net	48,198	29,562
Prepaid expenses and other current assets	386,165	329,128
Total current assets	1,142,595	1,410,571
Operating lease right of use assets	602,775	874,159
Property and equipment, net	965,109	852,145
Goodwill	8,380,504	8,853,261
Intangible assets, net	5,566,339	5,953,255
Deferred tax assets, net - noncurrent	531,557	238,581
Other assets	76,175	79,065
Total assets	17,265,054	18,261,037
Current Liabilities
Accounts payable	1,126,114	808,520
Accrued liabilities	1,794,232	1,651,482
Advanced payments and deferred revenues	967,053	627,082
Convertible notes - current	2,349,677	4,828,656
Derivative liabilities	0	77,584
Loans payable	189,963	0
Related party payables	143,741	462,137
Income taxes payable	102,870	0
Lease liabilities - current	304,326	263,252
Total current liabilities	6,977,976	8,718,713
Convertible debentures, net of loan discounts	897,349	505,000
Lease liabilities	328,772	633,098
Loans payable	95,931	0
Other noncurrent liabilities	367,544	227,229
Total liabilities	8,667,572	10,084,040
Commitments and contingencies
Stockholders' Equity
Common stock, $0.001 par value. 500,000,000 shares authorized; 188,354,282 and 167,382,807 shares issued and outstanding as of December 31, 2020 and December 31, 2019, respectively	188,355	167,383
Additional paid-in capital	64,234,749	58,154,730
Accumulated earnings (deficit)	(55,791,914)	(50,048,481)
Accumulated other comprehensive income	(39,334)	(97,560)
Total stockholders' equity	8,597,482	8,176,997
Total liabilities and equity	17,265,054	18,261,037
Series A Preferred Stock [Member]
Stockholders' Equity
Preferred stock value	0	925
Series B Preferred Stock [Member]
Stockholders' Equity
Preferred stock value	$ 5,626	$ 0